EMPLOYEE BENEFITS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Actuarial losses and (gains)	R$ (20,282)	R$ (392,687)	R$ 186,665
Return on plan assets (less interest income)	261,933	33,322	(62,338)
Change in the asset’s limit (excluding interest income)	(237,589)	348,800	(109,355)
Total cost of actuarial losses and (gains)	R$ 4,062	R$ (10,565)	R$ 14,972